Offerings	Aug. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	11,071,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 11,071,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,528.91
Offering Note	.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	7,782,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 7,782,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,074.69
Offering Note	.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	3,603,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 3,603,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 497.57
Offering Note	.